Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months June 30, 2021 and 2020:

	Six months ended June 30
(shares in millions)	2021	2020
Unvested at January 1	5.4	4.7
Granted	1.8	2.0
Vested	(1.1)	(1.0)
Forfeited	(0.2)	(0.2)
Unvested at June 30	5.9	5.5